Fidelity Freedom Funds® -

Income, 2000, 2010, 2020,

2030, 2040

Semiannual Report

September 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The manager's review of the funds' performance, strategy and outlook.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2000	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

It's too early to assess how the financial markets will respond long term to the events of September 11, 2001, but the short-term reaction was clear. Many investors, already concerned about the poor showing of equities during the year, were quick to sell stocks when the market reopened. Composure returned to a large degree shortly thereafter, however, and many equity and bond indexes were on the upswing as September ended.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity® Freedom Income	0.98%	-0.12%	42.22%
Fidelity Freedom Income Composite	1.08%	0.63%	41.44%
Wilshire 5000	-9.62%	-28.93%	47.72%
LB Aggregate Bond	5.20%	12.95%	45.54%
LB 3 Month T-Bill	2.23%	5.50%	29.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Lehman Brothers® Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Life of fund
Fidelity Freedom Income	-0.12%	7.37%
Fidelity Freedom Income Composite	0.63%	7.25%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on October 17, 1996, when the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $14,222 - a 42.22% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,554 - a 45.54% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to $14,144 - a 41.44% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2000	-0.61%	-5.21%	52.65%
Fidelity Freedom 2000 Composite	0.01%	-3.44%	50.58%
Wilshire 5000	-9.62%	-28.93%	47.72%
LB Aggregate Bond	5.20%	12.95%	45.54%
LB 3 Month T-Bill	2.23%	5.50%	29.87%
ML High Yield Master II	-6.81%	-6.14%	15.33%
MSCI® EAFE®	-14.74%	-28.35%	-0.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Life of fund
Fidelity Freedom 2000	-5.21%	8.91%
Fidelity Freedom 2000 Composite	-3.44%	8.61%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2000 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $15,265 - a 52.65% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,554 - a 45.54% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $15,058 - a 50.58% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2010	-3.88%	-13.67%	57.95%
Fidelity Freedom 2010 Composite	-2.92%	-11.03%	53.15%
Wilshire 5000	-9.62%	-28.93%	47.72%
LB Aggregate Bond	5.20%	12.95%	45.54%
LB 3 Month T-Bill	2.23%	5.50%	29.87%
ML High Yield Master II	-6.81%	-6.14%	15.33%
MSCI EAFE	-14.74%	-28.35%	-0.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Life of fund
Fidelity Freedom 2010	-13.67%	9.66%
Fidelity Freedom 2010 Composite	-11.03%	8.98%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2010 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $15,795 - a 57.95% increase on the initial investment. For comparison, look at how the S&P 500®, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,806 - a 58.06% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $15,315 - a 53.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2020	-7.94%	-22.70%	53.48%
Fidelity Freedom 2020 Composite	-6.64%	-19.67%	46.10%
Wilshire 5000	-9.62%	-28.93%	47.72%
LB Aggregate Bond	5.20%	12.95%	45.54%
ML High Yield Master II	-6.81%	-6.14%	15.33%
MSCI EAFE	-14.74%	-28.35%	-0.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Life of fund
Fidelity Freedom 2020	-22.70%	9.03%
Fidelity Freedom 2020 Composite	-19.67%	7.95%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2020 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $15,348 - a 53.48% increase on the initial investment. For comparison, look at how the S&P 500, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,806 - a 58.06% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $14,610 - a 46.10% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2030	-10.03%	-27.07%	48.22%
Fidelity Freedom 2030 Composite	-8.57%	-23.80%	39.52%
Wilshire 5000	-9.62%	-28.93%	47.72%
LB Aggregate Bond	5.20%	12.95%	45.54%
ML High Yield Master II	-6.81%	-6.14%	15.33%
MSCI EAFE	-14.74%	-28.35%	-0.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Life of fund
Fidelity Freedom 2030	-27.07%	8.26%
Fidelity Freedom 2030 Composite	-23.80%	6.95%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2030 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2001, the value of the investment would have grown to $14,822 - a 48.22% increase on the initial investment. For comparison, look at how the S&P 500, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,806 - a 58.06% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $13,952 - a 39.52% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2040 Fund SM

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2001	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2040	-11.71%	-30.17%	-32.26%
Fidelity Freedom 2040 Composite	-10.05%	-26.67%	-28.97%
Wilshire 5000	-9.62%	-28.93%	-31.11%
ML High Yield Master II	-6.81%	-6.14%	-7.54%
MSCI EAFE	-14.74%	-28.35%	-31.63%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on September 6, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2040 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2001	Past 1 year	Life of fund
Fidelity Freedom 2040	-30.17%	-30.61%
Fidelity Freedom 2040 Composite	-26.67%	-27.45%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2040 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund on September 6, 2000, when the fund started. As the chart shows, by September 30, 2001, the value of the investment would have been $6,774 - a 32.26% decrease on the initial investment. For comparison, look at how the S&P 500, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $7,068 - a 29.32% decrease. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2040 Composite Index would have been $7,103 - a 28.97% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

A slowing economy and deteriorating corporate earnings plagued the U.S. equity market during the six-month period ending September 30, 2001. A number of unfavorable factors, including a decline in consumer spending, slowing product demand and overcapacity, generated a flood of corporate profit warnings in a variety of sectors. This lowered earnings guidance, in turn, was followed by numerous layoff announcements. The equity market was further jolted by a series of terrorist attacks in New York City, Pennsylvania and at the Pentagon on September 11, 2001. The aftershocks of the horrific attacks rippled through a widespread number of industries, most notably the airline, insurance and leisure businesses. As a result of these factors, all the major equity market indexes yielded negative returns. The blue-chips' benchmark, the Dow Jones Industrial Average SM, fell 9.62%, while the Standard & Poor's 500SM Index, a benchmark of 500 commonly held large-cap stocks, and the tech-heavy NASDAQ Composite® Index declined 9.68% and 18.43%, respectively, during the six-month period. Given the extended weakness in both corporate profits and equities, investors sought the relative safety of fixed-income securities, which performed well on a relative and absolute basis. The Lehman Brothers Aggregate Bond Index - a broad measure of the U.S. taxable investment-grade bond market - returned 5.20% during the period. Looking more specifically at the investment-grade fixed-income categories - agencies, mortgage-backed securities, Treasuries and corporates - all made similar contributions to the index's return.

(Portfolio Manager photograph)
An interview with Ren Cheng, Portfolio Manager of Fidelity Freedom Funds

Q. How did the Funds perform, Ren?

A. For the six-month period that ended September 30, 2001, the Income, 2000 and 2010 portfolios returned 0.98%, -0.61% and -3.88%, respectively. The 2020, 2030 and 2040 portfolios returned -7.94%, -10.03% and -11.71%, respectively, during the same period. Each Freedom Fund compares its performance to a composite benchmark, which comprises various indexes and reflects the fund's target allocation mix. During the past six months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 1.08%, 0.01% and -2.92%, respectively. The composite benchmarks for the 2020, 2030 and 2040 portfolios returned -6.64%, -8.57% and -10.05%, respectively, during the same period. For the 12-month period that ended September 30, 2001, the Income, 2000 and 2010 portfolios returned -0.12%, -5.21% and -13.67%, respectively. The 2020, 2030 and 2040 portfolios returned -22.70%, -27.07% and -30.17%, respectively, during the same time frame. In comparison, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 0.63%, -3.44% and -11.03%, respectively. Additionally, the benchmarks for the 2020, 2030 and 2040 portfolios returned -19.67%, -23.80% and -26.67%, respectively, during the past year.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors caused the Freedom Funds to underperform their benchmarks during the past six months?

A. The main reason for the disparity in the Freedom Funds' relative returns was the significant underperformance of our high-yield bond holdings. Our only underlying investment portfolio in the high-yield market, Fidelity Capital & Income, underperformed its Merrill Lynch High Yield Master II benchmark by more than four percentage points during the past six months. This disparity was caused by Capital & Income's overexposure to telecommunications issues and the market's lack of liquidity. The other area of relative weakness was international stock picking. The Funds' underlying investments in the international markets - namely Japan Fund, Southeast Asia Fund, Overseas Fund and Europe Fund - each underperformed the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index.

Q. Given the weak equity market environment, did Freedom's risk-controlled structure prove effective?

A. Yes, it was especially effective during this highly uncertain period. The more conservative Funds designed for investors nearing retirement - Income and 2000, which have a higher exposure to investment-grade bonds and money market securities - outperformed equities given the stock market's decline. These investors cannot afford to see years of their retirement savings depleted as a result of a short-term market decline, and these Funds provided the shelter investors were looking for during the past six months. Meanwhile, those investors that have more time to ride out these periods of equity market weakness and are invested in the 2010, 2020, 2030 and 2040 Funds - each of which has a progressively higher exposure to equities - experienced varying degrees of negative returns. Therefore, the structure of the Freedom Funds did as expected as far as performing according to the age-appropriate risk for each investor.

Q. Did any other elements of the Funds' investment discipline come into play?

A. The Funds maintained a balanced level of equity diversification that prevented them from taking on too much risk. For example, during the past six months when the market favored a value investment style, Equity-Income Fund and Growth & Income Portfolio, which invest primarily in more established growth stocks that the underlying portfolio managers believe are undervalued, contributed significantly to the Funds' performance. The strong relative returns of these value-oriented portfolios offset the poor-performing growth-oriented vehicles, such as OTC Portfolio and Growth Company Fund, which typically invest in faster-growing companies whose stocks are often more expensive - and subsequently riskier - to own.

Q. How did the more aggressive 2030 and 2040 Funds hold up under the equity market's duress?

A. Relatively well. In any type of market, Freedom's diversified structure should help investors by softening the impact of rapid and radical extremes that can occur from time to time in any area of the market. On an absolute basis, 2030 and 2040's six-month returns of -10.03% and -11.71%, respectively, slightly underperformed the -9.62% return for the Wilshire 5000 Index and the -9.68% return for the Standard & Poor's 500 Index. As I mentioned previously, the 2030 and 2040 Funds lost ground because they maintained between 7%-10% of their assets in poor-performing high-yield securities. However, both Funds handily beat the -18.43% return for the technology and biotechnology-heavy NASDAQ Composite Index, which is typically seen as more aggressive. The Funds also outperformed the MSCI EAFE index, which fell 14.74%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What is your outlook, Ren?

A. The tragic events that occurred in New York City, Pennsylvania and at the Pentagon on September 11 had a dramatic, short-term negative effect on the markets. By the end of the period, there were few signs that the economy or the securities markets would recover rapidly, and it's likely that the costs to companies conducting business may be increased as new security measures are implemented. However, the Federal Reserve Board's ongoing interest-rate reductions should provide the economy with liquidity at some point, returning growth to the forefront. Regardless of the economy's direction, the Freedom structure can help the Funds weather the market volatility with reasonable risk relative to their investment objectives. We'll gradually reallocate each Freedom Fund's target investment mix during the coming months as described in the fund's investment strategy. The table below illustrates the target mix we'd like to achieve for each fund by the next time we address our shareholders on March 31, 2002.

	Income	2000	2010	2020	2030	2040
Domestic Equity Funds	20.0%	24.9%	41.4%	60.6%	70.0%	75.0%
International Equity Funds	-	1.2%	5.4%	10.1%	12.7%	15.0%
Inv. Grade Fixed-Income Funds	40.0%	40.9%	39.0%	21.8%	9.6%	-
High Yield Fixed-Income Funds	-	1.4%	5.3%	7.5%	7.7%	10.0%
Money Market Funds	40.0%	31.6%	8.9%	-	-	-

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Reflecting the changes to the target investment mixes described above, each Fund's composite benchmark will change its allocation, as necessary, as of January 1, 2002. The table below illustrates these changes.

Composite Benchmarks

	Income	2000	2010	2020	2030	2040
Wilshire 5000	20.0%	25.4%	41.5%	60.3%	69.7%	75.0%
MSCI EAFE	-	1.5%	5.5%	10.3%	12.8%	15.0%
LB Aggregate Bond	40.0%	41.2%	39.1%	21.9%	9.7%	-
ML High Yield Master II	-	1.6%	5.3%	7.5%	7.8%	10.0%
LB 3 Month T-Bill	40.0%	30.3%	8.6%	-	-	-

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: The Income Fund seeks high current income and, as a secondary objective, capital appreciation. The 2000, 2010, 2020, 2030 and 2040 Funds each seek high total return. Each Fund seeks to achieve its goal by investing in a combination of underlying Fidelity equity, fixed-income and money market funds according to an asset allocation strategy that becomes increasingly conservative over time.

Start date: Income, 2000, 2010, 2020, 2030 - October 17, 1996; 2040 - September 6, 2000

Fund numbers: Income (369); 2000 (370); 2010 (371); 2020 (372); 2030 (373); 2040 (718)

Trading symbol: FFFAX; FFFBX; FFFCX; FFFDX; FFFEX; FFFFX

Size: as of September 30, 2001, more than $760 million (Income); $960 million (2000); $3.0 billion (2010); $2.3 billion (2020); $1.4 billion (2030); $114 million (2040)

Manager: Ren Cheng, since inception; manager, various structured investments for Fidelity Management Trust Company; joined Fidelity in 1994

3

Ren Cheng explains how the Freedom structure protects investors in down markets:

"The Freedom Funds are structured to control downside risk in two ways. First, I monitor certain characteristics of the Funds to make sure they are consistently diversified through several Fidelity mutual funds of various styles and objectives. If Fidelity's portfolio managers reach their goal of outperforming their respective benchmarks, that success should translate into relatively better overall returns for the Freedom Funds, albeit with risk characteristics similar to the Freedom benchmarks. Second, the Funds are managed by rolling down the risk of the portfolio - lowering the equity and high-yield exposure and increasing the fixed-income and money market component - over time based on the age of the investor. This roll down is important because while we have learned that the long-term trend of the market is upward, one of the biggest myths of long-term investing is that risk will disappear over time. Time may reduce risk, but it does not eliminate it entirely. Often we are subject to major unforeseen market disruptions of a political, natural, economic or other nature. The terrorist attacks on the U.S. on September 11 are just the latest example. For many investors without diversification and age-appropriate risk structured into their portfolios, such unforeseen events could drastically reduce the value of one's long-term investment in a very brief period of time. Controlling a portfolio's risk is important because history has shown that the suffering caused by such severe market downturns is more costly to long-term investors than missing out on the opportunities that may be provided by investing in the hot sectors at the right time."

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.0%	2.8%
Fidelity Disciplined Equity Fund	3.0	2.8
Fidelity Equity-Income Fund	3.1	2.9
Fidelity Fund	3.0	2.7
Fidelity Growth & Income Portfolio	3.2	2.9
Fidelity Growth Company Fund	1.7	1.6
Fidelity Mid-Cap Stock Fund	1.6	1.5
Fidelity OTC Portfolio	1.2	1.4
	19.8	18.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.2	15.2
Fidelity Intermediate Bond Fund	9.9	10.1
Fidelity Investment Grade Bond Fund	15.1	15.4
	40.2	40.7
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	40.0	40.7
	100.0%	100.0%

Semiannual Report

Fidelity Freedom Income Fund
Investment Changes - continued

Asset Allocation

Six months ago
18.6%
40.7%
40.7%
Current
19.8%
40.0%
40.2%
Domestic Equity funds
Expected
Investment Grade Fixed-Income funds
20.0%
40.0%
Money Market fund
40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2001. The current allocation is based on the fund's holdings as of September 30, 2001. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2002.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2001

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.8%
Fidelity Blue Chip Growth Fund	592,586	$ 22,476,795
Fidelity Disciplined Equity Fund	1,146,684	23,197,416
Fidelity Equity-Income Fund	514,530	23,472,877
Fidelity Fund	871,759	22,639,579
Fidelity Growth & Income Portfolio	686,674	24,177,783
Fidelity Growth Company Fund	290,750	12,615,642
Fidelity Mid-Cap Stock Fund	658,824	12,240,946
Fidelity OTC Portfolio	389,946	9,354,796
TOTAL EQUITY FUNDS (Cost $183,292,971)		150,175,834
Fixed-Income Funds - 40.2%

Investment Grade Fixed-Income Funds - 40.2%
Fidelity Government Income Fund	11,369,522	115,628,043
Fidelity Intermediate Bond Fund	7,191,953	75,155,914
Fidelity Investment Grade Bond Fund	15,491,272	114,945,238
TOTAL FIXED-INCOME FUNDS (Cost $294,243,755)		305,729,195
Money Market Fund - 40.0%

Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $304,247,319)	304,247,319	304,247,319
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.23%, dated 9/28/01 due 10/1/01 (Cost $322,000)	$ 322,087	322,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $782,106,045)		$ 760,474,348
Other Information
Purchases and redemptions of the underlying fund shares aggregated $193,496,283 and $42,046,899, respectively.
Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $785,685,029. Net unrealized depreciation aggregated $25,210,681, of which $11,543,777 related to appreciated investment securities and $36,754,458 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $322,000) (cost $782,106,045) - See accompanying schedule		$ 760,474,348
Receivable for Freedom Fund shares sold		2,361,109
Dividends receivable		2,141,072
Total assets		764,976,529
Liabilities
Payable for underlying fund shares purchased	$ 2,604,576
Payable for Freedom Fund shares redeemed	1,944,203
Accrued management fee	45,644
Total liabilities		4,594,423
Net Assets		$ 760,382,106
Net Assets consist of:
Paid in capital		$ 784,089,380
Undistributed net investment income		2,128,189
Accumulated undistributed net realized gain (loss) on investments		(4,203,766)
Net unrealized appreciation (depreciation) on investments		(21,631,697)
Net Assets, for 70,737,071 shares outstanding		$ 760,382,106
Net Asset Value, offering price and redemption price per share ($760,382,106 ÷ 70,737,071 shares)		$10.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Income distributions from underlying funds		$ 13,596,529
Interest		6,336
Total income		13,602,865
Expenses
Management fee	$ 345,353
Non-interested trustees' compensation	1,178
Total expenses before reductions	346,531
Expense reductions	(115,746)	230,785
Net investment income		13,372,080
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	44,940
Capital gain distributions from underlying funds	225,069	270,009
Change in net unrealized appreciation (depreciation) on investment securities		(9,308,952)
Net gain (loss)		(9,038,943)
Net increase (decrease) in net assets resulting from operations		$ 4,333,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 13,372,080	$ 21,052,507
Net realized gain (loss)	270,009	4,150,618
Change in net unrealized appreciation (depreciation)	(9,308,952)	(21,520,687)
Net increase (decrease) in net assets resulting from operations	4,333,137	3,682,438
Distributions to shareholders From net investment income	(13,694,370)	(20,834,150)
From net realized gain	(4,140,080)	(7,884,765)
Total distributions	(17,834,450)	(28,718,915)
Share transactions Net proceeds from sales of Freedom Fund shares	295,745,382	685,433,022
Reinvestment of distributions	17,489,794	28,197,039
Cost of shares redeemed	(157,520,719)	(377,258,685)
Net increase (decrease) in net assets resulting from share transactions	155,714,457	336,371,376
Total increase (decrease) in net assets	142,213,144	311,334,899
Net Assets
Beginning of period	618,168,962	306,834,063
End of period (including undistributed net investment income of $2,128,189 and $2,450,479, respectively)	$ 760,382,106	$ 618,168,962
Other Information Shares
Sold	27,030,931	61,116,231
Issued in reinvestment of distributions	1,596,427	2,512,558
Redeemed	(14,423,998)	(33,599,086)
Net increase (decrease)	14,203,360	30,029,703

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2001	Years ended March 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 11.58	$ 11.25	$ 10.95	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.21	.57	.52	.49	.50	.22
Net realized and unrealized gain (loss)	(.10)	(.37)	.45	.40	.96	(.02)
Total from investment operations	.11	.20	.97	.89	1.46	.20
Less Distributions
From net investment income	(.22)	(.59)	(.52)	(.47)	(.51)	(.14)
From net realized gain	(.07)	(.26)	(.12)	(.12)	(.06)	-
Total distributions	(.29)	(.85)	(.64)	(.59)	(.57)	(.14)
Net asset value, end of period	$ 10.75	$ 10.93	$ 11.58	$ 11.25	$ 10.95	$ 10.06
Total Return B, C	0.98%	1.77%	8.96%	8.41%	14.88%	1.99%
Ratios to Average Net Assets G
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.07% A, F	.06% F	.07% F	.07% F	.08%	.08% A
Net investment income	3.86% A	5.07%	4.59%	4.46%	4.71%	4.95% A
Supplemental Data G
Net assets, end of period (000 omitted)	$ 760,382	$ 618,169	$ 306,834	$ 197,638	$ 55,472	$ 9,427
Portfolio turnover rate	12% A	40%	37%	29%	33%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of September 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.9%	3.8%
Fidelity Disciplined Equity Fund	4.0	3.9
Fidelity Equity-Income Fund	4.0	4.1
Fidelity Fund	3.9	3.8
Fidelity Growth & Income Portfolio	4.2	4.2
Fidelity Growth Company Fund	2.2	2.9
Fidelity Mid-Cap Stock Fund	2.1	2.3
Fidelity OTC Portfolio	1.6	1.9
	25.9	26.9
International Equity Funds
Fidelity Diversified International Fund	0.5	0.6
Fidelity Europe Fund	0.6	0.7
Fidelity Japan Fund	0.2	0.2
Fidelity Overseas Fund	0.4	0.5
Fidelity Southeast Asia Fund	0.1	0.1
	1.8	2.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.2

Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.6	15.6
Fidelity Intermediate Bond Fund	10.2	10.2
Fidelity Investment Grade Bond Fund	15.6	15.6
	41.4	41.4
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	29.0	27.4
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2000 Fund
Investment Changes - continued

Asset Allocation

Six months ago

27.4% (MM)
26.9% (DE)
2.1% (IE)
2.2% (HY)
41.4% (IG)

Current

29.0% (MM)
25.9% (DE)
1.8% (IE)
1.9% (HY)
41.4% (IG)

Expected

31.6% (MM)
24.9% (DE)
1.2% (IE)
1.4% (HY)
40.9% (IG)

Equity
- DE = Domestic Equity funds
- IE = International Equity funds

Fixed-income
- HY = High Yield funds
- IG = Investment Grade funds

Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2001. The current allocation is based on the fund's holdings as of September 30, 2001. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2002.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2001

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 27.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 25.9%
Fidelity Blue Chip Growth Fund	981,735	$ 37,237,194
Fidelity Disciplined Equity Fund	1,900,963	38,456,490
Fidelity Equity-Income Fund	853,929	38,956,263
Fidelity Fund	1,444,506	37,513,833
Fidelity Growth & Income Portfolio	1,140,288	40,149,537
Fidelity Growth Company Fund	481,700	20,900,965
Fidelity Mid-Cap Stock Fund	1,097,458	20,390,767
Fidelity OTC Portfolio	637,372	15,290,549
TOTAL DOMESTIC EQUITY FUNDS		248,895,598
International Equity Funds - 1.8%
Fidelity Diversified International Fund	259,550	4,531,739
Fidelity Europe Fund	290,760	6,004,197
Fidelity Japan Fund	169,419	1,562,039
Fidelity Overseas Fund	172,812	4,301,294
Fidelity Southeast Asia Fund	94,471	800,173
TOTAL INTERNATIONAL EQUITY FUNDS		17,199,442
TOTAL EQUITY FUNDS (Cost $323,192,537)		266,095,040
Fixed-Income Funds - 43.3%

High Yield Fixed-Income Funds - 1.9%
Fidelity Capital & Income Fund	2,678,079	17,782,443
Investment Grade Fixed-Income Funds - 41.4%
Fidelity Government Income Fund	14,795,852	150,473,817
Fidelity Intermediate Bond Fund	9,358,076	97,791,894
Fidelity Investment Grade Bond Fund	20,159,331	149,582,240
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		397,847,951
TOTAL FIXED-INCOME FUNDS (Cost $407,598,943)		415,630,394
Money Market Fund - 29.0%

Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $278,395,263)	278,395,265	278,395,262
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.23%, dated 9/28/01 due 10/1/01 (Cost $411,000)	$ 411,111	$ 411,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,009,597,743)		$ 960,531,696
Other Information
Purchases and redemptions of the underlying fund shares aggregated $164,445,969 and $79,778,161, respectively.
Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,015,462,931. Net unrealized depreciation aggregated $54,931,235, of which $14,704,043 related to appreciated investment securities and $69,635,278 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $411,000) (cost $1,009,597,743) - See accompanying schedule		$ 960,531,696
Receivable for Freedom Fund shares sold		1,857,189
Dividends receivable		2,596,741
Total assets		964,985,626
Liabilities
Payable to custodian bank	$ 79,007
Payable for underlying fund shares purchased	2,892,520
Payable for Freedom Fund shares redeemed	1,604,762
Accrued management fee	64,666
Total liabilities		4,640,955
Net Assets		$ 960,344,671
Net Assets consist of:
Paid in capital		$ 1,002,471,785
Undistributed net investment income		17,103,902
Accumulated undistributed net realized gain (loss) on investments		(10,164,969)
Net unrealized appreciation (depreciation) on investments		(49,066,047)
Net Assets, for 84,525,351 shares outstanding		$ 960,344,671
Net Asset Value, offering price and redemption price per share ($960,344,671 ÷ 84,525,351 shares)		$11.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Income distributions from underlying funds		$ 17,421,067
Interest		4,876
Total income		17,425,943
Expenses
Management fee	$ 476,852
Non-interested trustees' compensation	1,672
Total expenses before reductions	478,524
Expense reductions	(156,482)	322,042
Net investment income		17,103,901
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,252,479)
Capital gain distributions from underlying funds	401,364	(5,851,115)
Change in net unrealized appreciation (depreciation) on investment securities		(18,805,136)
Net gain (loss)		(24,656,251)
Net increase (decrease) in net assets resulting from operations		$ (7,552,350)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 17,103,901	$ 32,442,046
Net realized gain (loss)	(5,851,115)	26,197,126
Change in net unrealized appreciation (depreciation)	(18,805,136)	(87,586,941)
Net increase (decrease) in net assets resulting from operations	(7,552,350)	(28,947,769)
Distributions to shareholders From net investment income	-	(41,558,278)
From net realized gain	-	(52,371,160)
Total distributions	-	(93,929,438)
Share transactions Net proceeds from sales of Freedom Fund shares	235,295,525	775,409,749
Reinvestment of distributions	-	93,547,033
Cost of Freedom Fund shares redeemed	(168,049,333)	(589,376,859)
Net increase (decrease) in net assets resulting from share transactions	67,246,192	279,579,923
Total increase (decrease) in net assets	59,693,842	156,702,716
Net Assets
Beginning of period	900,650,829	743,948,113
End of period (including undistributed net investment income of $17,103,902 and $179,437, respectively)	$ 960,344,671	$ 900,650,829
Other Information Shares
Sold	20,187,835	62,548,900
Issued in reinvestment of distributions	-	7,750,687
Redeemed	(14,481,866)	(46,704,007)
Net increase (decrease)	5,705,969	23,595,580

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2001	Years ended March 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.43	$ 13.47	$ 12.60	$ 11.98	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income D	.21	.55	.50	.45	.60	.18
Net realized and unrealized gain (loss)	(.28)	(.91)	1.18	.78	1.71	.03
Total from investment operations	(.07)	(.36)	1.68	1.23	2.31	.21
Less Distributions
From net investment income	-	(.75) G	(.52)	(.40)	(.33)	(.09)
From net realized gain	-	(.93) G	(.29)	(.21)	(.12)	-
Total distributions	-	(1.68)	(.81)	(.61)	(.45)	(.09)
Net asset value, end of period	$ 11.36	$ 11.43	$ 13.47	$ 12.60	$ 11.98	$ 10.12
Total Return B, C	(0.61)%	(2.95)%	13.81%	10.51%	23.25%	2.09%
Ratios to Average Net Assets H
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.07% A, F	.06% F	.07% F	.07% F	.08%	.08% A
Net investment income	3.57% A	4.41%	3.88%	3.76%	3.72%	4.00% A
Supplemental Data H
Net assets, end of period (000 omitted)	$ 960,345	$ 900,651	$ 743,948	$ 563,718	$ 325,126	$ 15,946
Portfolio turnover rate	17% A	51%	37%	27%	24%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.2%	6.0%
Fidelity Disciplined Equity Fund	6.4	6.3
Fidelity Equity-Income Fund	6.5	6.6
Fidelity Fund	6.3	6.1
Fidelity Growth & Income Portfolio	6.7	6.5
Fidelity Growth Company Fund	3.5	4.7
Fidelity Mid-Cap Stock Fund	3.4	3.1
Fidelity OTC Portfolio	2.5	2.9
	41.5	42.2
International Equity Funds
Fidelity Diversified International Fund	1.5	1.5
Fidelity Europe Fund	2.0	2.1
Fidelity Japan Fund	0.5	0.5
Fidelity Overseas Fund	1.4	1.5
Fidelity Southeast Asia Fund	0.3	0.3
	5.7	5.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.3	5.5

Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	14.8	14.5
Fidelity Intermediate Bond Fund	9.6	9.5
Fidelity Investment Grade Bond Fund	14.7	14.5
	39.1	38.5
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	8.4	7.9
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2010 Fund
Investment Changes - continued

Asset Allocation

Six months ago
7.9% (MM)
38.5% (IG)
42.2% (DE)
5.5% (HY)
5.9% (IE)
Current
8.4% (MM)
39.1% (IG)
41.5% (DE)
5.3% (HY)
5.7% (IE)
Expected
8.9% (MM)
39.0% (IG)
41.4% (DE)
5.3% (HY)
5.4% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds
Money Market fund (MM)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2001. The current allocation is based on the fund's holdings as of September 30, 2001. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2002.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2001

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 41.5%
Fidelity Blue Chip Growth Fund	5,023,574	$ 190,544,153
Fidelity Disciplined Equity Fund	9,726,741	196,771,967
Fidelity Equity-Income Fund	4,368,699	199,300,040
Fidelity Fund	7,394,812	192,043,258
Fidelity Growth & Income Portfolio	5,835,153	205,455,743
Fidelity Growth Company Fund	2,462,887	106,864,679
Fidelity Mid-Cap Stock Fund	5,611,566	104,262,904
Fidelity OTC Portfolio	3,266,724	78,368,713
TOTAL DOMESTIC EQUITY FUNDS		1,273,611,457
International Equity Funds - 5.7%
Fidelity Diversified International Fund	2,632,365	45,961,085
Fidelity Europe Fund	2,949,076	60,898,414
Fidelity Japan Fund	1,720,524	15,863,227
Fidelity Overseas Fund	1,754,850	43,678,209
Fidelity Southeast Asia Fund	968,835	8,206,034
TOTAL INTERNATIONAL EQUITY FUNDS		174,606,969
TOTAL EQUITY FUNDS (Cost $1,835,316,730)		1,448,218,426
Fixed-Income Funds - 44.4%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	24,416,659	162,126,615
Investment Grade Fixed-Income Funds - 39.1%
Fidelity Government Income Fund	44,554,447	453,118,728
Fidelity Intermediate Bond Fund	28,183,582	294,518,432
Fidelity Investment Grade Bond Fund	60,714,605	450,502,367
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,198,139,527
TOTAL FIXED-INCOME FUNDS (Cost $1,351,191,147)		1,360,266,142
Money Market Fund - 8.4%
	Shares	Value (Note 1)
Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $256,354,935)	256,354,935	$ 256,354,935
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.23%, dated 9/28/01 due 10/1/01 (Cost $725,000)	$ 725,195	725,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,443,587,812)		$ 3,065,564,503
Other Information
Purchases and redemptions of the underlying fund shares aggregated $682,388,085 and $245,771,586, respectively.
Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $3,469,436,219. Net unrealized depreciation aggregated $403,871,716, of which $60,497,640 related to appreciated investment securities and $464,369,356 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $725,000) (cost $3,443,587,812) - See accompanying schedule		$ 3,065,564,503
Cash		931
Receivable for Freedom Fund shares sold		12,375,340
Dividends receivable		6,993,297
Total assets		3,084,934,071
Liabilities
Payable for underlying fund shares purchased	$ 16,681,570
Payable for Freedom Fund shares redeemed	2,827,637
Accrued management fee	206,474
Total liabilities		19,715,681
Net Assets		$ 3,065,218,390
Net Assets consist of:
Paid in capital		$ 3,438,776,830
Undistributed net investment income		44,539,990
Accumulated undistributed net realized gain (loss) on investments		(40,075,121)
Net unrealized appreciation (depreciation) on investments		(378,023,309)
Net Assets, for 253,590,851 shares outstanding		$ 3,065,218,390
Net Asset Value, offering price and redemption price per share ($3,065,218,390 ÷ 253,590,851 shares)		$12.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Income distributions from underlying funds		$ 46,863,393
Interest		11,474
Total income		46,874,867
Expenses
Management fee	$ 1,548,538
Non-interested trustees' compensation	5,404
Total expenses before reductions	1,553,942
Expense reductions	(468,020)	1,085,922
Net investment income		45,788,945
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(24,017,649)
Capital gain distributions from underlying funds	2,082,033	(21,935,616)
Change in net unrealized appreciation (depreciation) on investment securities		(160,658,401)
Net gain (loss)		(182,594,017)
Net increase (decrease) in net assets resulting from operations		$ (136,805,072)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 45,788,945	$ 79,719,302
Net realized gain (loss)	(21,935,616)	100,850,988
Change in net unrealized appreciation (depreciation)	(160,658,401)	(455,434,055)
Net increase (decrease) in net assets resulting from operations	(136,805,072)	(274,863,765)
Distributions to shareholders From net investment income	(24,944,681)	(75,116,418)
From net realized gain	(61,228,200)	(102,117,158)
Total distributions	(86,172,881)	(177,233,576)
Share transactions Net proceeds from sales of Freedom Fund shares	753,177,934	2,364,648,227
Reinvestment of distributions	86,013,696	176,902,918
Cost of Freedom Fund shares redeemed	(364,117,814)	(1,289,418,132)
Net increase (decrease) in net assets resulting from share transactions	475,073,816	1,252,133,013
Total increase (decrease) in net assets	252,095,863	800,035,672
Net Assets
Beginning of period	2,813,122,527	2,013,086,855
End of period (including undistributed net investment income of $44,539,990 and $27,578,147, respectively)	$ 3,065,218,390	$ 2,813,122,527
Other Information Shares
Sold	58,100,946	164,429,543
Issued in reinvestment of distributions	6,511,255	12,537,941
Redeemed	(28,502,001)	(88,926,120)
Net increase (decrease)	36,110,200	88,041,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2001	Years ended March 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 15.55	$ 13.76	$ 12.81	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.19	.49	.43	.36	.30	.11
Net realized and unrealized gain (loss)	(.66)	(1.97)	2.27	1.22	2.82	.15
Total from investment operations	(.47)	(1.48)	2.70	1.58	3.12	.26
Less Distributions
From net investment income	(.11)	(.46)	(.49)	(.35)	(.37)	(.11)
From net realized gain	(.27)	(.67)	(.42)	(.28)	(.09)	-
Total distributions	(.38)	(1.13)	(.91)	(.63)	(.46)	(.11)
Net asset value, end of period	$ 12.09	$ 12.94	$ 15.55	$ 13.76	$ 12.81	$ 10.15
Total Return B, C	(3.88)%	(10.00)%	20.32%	12.65%	31.31%	2.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.07% A, F	.06% F	.07% F	.07% F	.08%	.08% A
Net investment income	2.95% A	3.43%	2.98%	2.82%	2.54%	2.56% A
Supplemental Data G
Net assets, end of period (000 omitted)	$ 3,065,218	$ 2,813,123	$ 2,013,087	$ 1,088,909	$ 647,356	$ 23,600
Portfolio turnover rate	16% A	42%	33%	27%	20%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.0%	8.3%
Fidelity Disciplined Equity Fund	9.3	8.8
Fidelity Equity-Income Fund	9.4	9.2
Fidelity Fund	9.1	8.6
Fidelity Growth & Income Portfolio	9.7	9.3
Fidelity Growth Company Fund	5.1	6.6
Fidelity Mid-Cap Stock Fund	4.9	5.5
Fidelity OTC Portfolio	3.7	4.1
	60.2	60.4
International Equity Funds
Fidelity Diversified International Fund	2.7	2.7
Fidelity Europe Fund	3.6	3.6
Fidelity Japan Fund	1.0	0.9
Fidelity Overseas Fund	2.6	2.6
Fidelity Southeast Asia Fund	0.5	0.6
	10.4	10.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	7.4	7.5

Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	8.1
Fidelity Intermediate Bond Fund	5.4	5.4
Fidelity Investment Grade Bond Fund	8.3	8.2
	22.0	21.7
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2020 Fund
Investment Changes - continued

Asset Allocation

Six months ago

21.7% (IG)
7.5% (HY)
60.4% (DE)
10.4% (IE)

Current

22.0% (IG)
7.4% (HY)
60.2% (DE)
10.4% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

Expected

21.8% (IG)
7.5% (HY)
60.6% (DE)
10.1% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2001. The current allocation is based on the fund's holdings as of September 30, 2001. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2002.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2001

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 60.2%
Fidelity Blue Chip Growth Fund	5,533,703	$ 209,893,371
Fidelity Disciplined Equity Fund	10,713,836	216,740,904
Fidelity Equity-Income Fund	4,810,936	219,474,908
Fidelity Fund	8,142,999	211,473,688
Fidelity Growth & Income Portfolio	6,427,491	226,311,973
Fidelity Growth Company Fund	2,713,760	117,750,039
Fidelity Mid-Cap Stock Fund	6,177,501	114,777,972
Fidelity OTC Portfolio	3,598,457	86,326,980
TOTAL DOMESTIC EQUITY FUNDS		1,402,749,835
International Equity Funds - 10.4%
Fidelity Diversified International Fund	3,630,073	63,381,083
Fidelity Europe Fund	4,070,054	84,046,615
Fidelity Japan Fund	2,379,589	21,939,809
Fidelity Overseas Fund	2,421,619	60,274,087
Fidelity Southeast Asia Fund	1,337,039	11,324,720
TOTAL INTERNATIONAL EQUITY FUNDS		240,966,314
TOTAL EQUITY FUNDS (Cost $2,085,420,446)		1,643,716,149
Fixed-Income Funds - 29.4%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	25,903,058	171,996,307
Investment Grade Fixed-Income Funds - 22.0%
Fidelity Government Income Fund	19,043,070	193,668,021
Fidelity Intermediate Bond Fund	12,047,761	125,899,103
Fidelity Investment Grade Bond Fund	25,949,368	192,544,309
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		512,111,433
TOTAL FIXED-INCOME FUNDS (Cost $708,476,235)		684,107,740
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.23%, dated 9/28/01 due 10/1/01 (Cost $440,000)	$ 440,119	$ 440,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,794,336,681)		$ 2,328,263,889
Other Information
Purchases and redemptions of the underlying fund shares aggregated $577,578,244 and $197,355,552, respectively.
Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,814,134,368. Net unrealized depreciation aggregated $485,870,479, of which $30,462,245 related to appreciated investment securities and $516,332,724 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $440,000) (cost $2,794,336,681) - See accompanying schedule		$ 2,328,263,889
Cash		7,632
Receivable for Freedom Fund shares sold		5,121,771
Dividends receivable		3,388,849
Total assets		2,336,782,141
Liabilities
Payable for underlying fund shares purchased	$ 6,355,324
Payable for Freedom Fund shares redeemed	2,177,704
Accrued management fee	152,542
Total liabilities		8,685,570
Net Assets		$ 2,328,096,571
Net Assets consist of:
Paid in capital		$ 2,806,348,054
Undistributed net investment income		23,432,208
Accumulated undistributed net realized gain (loss) on investments		(35,610,899)
Net unrealized appreciation (depreciation) on investments		(466,072,792)
Net Assets, for 199,950,131 shares outstanding		$ 2,328,096,571
Net Asset Value, offering price and redemption price per share ($2,328,096,571 ÷ 199,950,131 shares)		$11.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Income distributions from underlying funds		$ 24,595,516
Interest		7,515
Total income		24,603,031
Expenses
Management fee	$ 1,221,374
Non-interested trustees' compensation	4,266
Total expenses before reductions	1,225,640
Expense reductions	(377,456)	848,184
Net investment income		23,754,847
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(25,725,592)
Capital gain distributions from underlying funds	2,336,277	(23,389,315)
Change in net unrealized appreciation (depreciation) on investment securities		(215,891,394)
Net gain (loss)		(239,280,709)
Net increase (decrease) in net assets resulting from operations		$ (215,525,862)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,754,847	$ 44,333,286
Net realized gain (loss)	(23,389,315)	133,024,008
Change in net unrealized appreciation (depreciation)	(215,891,394)	(566,388,072)
Net increase (decrease) in net assets resulting from operations	(215,525,862)	(389,030,778)
Distributions to shareholders From net investment income	(12,147,984)	(50,180,674)
From net realized gain	(74,567,552)	(119,916,276)
Total distributions	(86,715,536)	(170,096,950)
Share transactions Net proceeds from sales of Freedom Fund shares	624,891,153	1,757,608,368
Reinvestment of distributions	86,533,848	169,837,065
Cost of Freedom Fund shares redeemed	(270,447,980)	(1,143,135,100)
Net increase (decrease) in net assets resulting from share transactions	440,977,021	784,310,333
Total increase (decrease) in net assets	138,735,623	225,182,605
Net Assets
Beginning of period	2,189,360,948	1,964,178,343
End of period (including undistributed net investment income of $23,432,208 and $13,273,349, respectively)	$ 2,328,096,571	$ 2,189,360,948
Other Information Shares
Sold	47,637,968	114,581,357
Issued in reinvestment of distributions	6,386,287	11,203,912
Redeemed	(21,060,009)	(72,488,074)
Net increase (decrease)	32,964,246	53,297,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2001	Years ended March 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.11	$ 17.28	$ 14.55	$ 13.28	$ 10.21	$ 10.00
Income from Investment Operations
Net investment income D	.13	.35	.32	.27	.21	.08
Net realized and unrealized gain (loss)	(1.10)	(3.17)	3.43	1.55	3.33	.22
Total from investment operations	(.97)	(2.82)	3.75	1.82	3.54	.30
Less Distributions
From net investment income	(.07)	(.39)	(.35)	(.28)	(.34)	(.09)
In excess of net investment income	-	-	(.10)	-	-	-
From net realized gain	(.43)	(.96)	(.57)	(.27)	(.13)	-
Total distributions	(.50)	(1.35)	(1.02)	(.55)	(.47)	(.09)
Net asset value, end of period	$ 11.64	$ 13.11	$ 17.28	$ 14.55	$ 13.28	$ 10.21
Total ReturnB, C	(7.94)%	(17.23)%	26.74%	14.00%	35.36%	2.99%
Ratios to Average Net Assets G
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.07% A, F	.06% F	.07% F	.07% F	.08%	.08% A
Net investment income	1.94% A	2.29%	2.07%	2.03%	1.76%	1.75% A
Supplemental Data G
Net assets, end of period (000 omitted)	$ 2,328,097	$ 2,189,361	$ 1,964,178	$ 994,648	$ 577,603	$ 14,958
Portfolio turnover rate	16% A	50%	28%	18%	15%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.4%	9.7%
Fidelity Disciplined Equity Fund	10.7	10.1
Fidelity Equity-Income Fund	10.8	10.7
Fidelity Fund	10.4	9.8
Fidelity Growth & Income Portfolio	11.2	10.5
Fidelity Growth Company Fund	5.8	7.9
Fidelity Mid-Cap Stock Fund	5.7	5.7
Fidelity OTC Portfolio	4.3	4.7
	69.3	69.1
International Equity Funds
Fidelity Diversified International Fund	3.4	3.4
Fidelity Europe Fund	4.5	4.6
Fidelity Japan Fund	1.2	1.1
Fidelity Overseas Fund	3.3	3.2
Fidelity Southeast Asia Fund	0.6	0.7
	13.0	13.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	7.9	8.2

Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.7	3.6
Fidelity Intermediate Bond Fund	2.4	2.4
Fidelity Investment Grade Bond Fund	3.7	3.7
	9.8	9.7
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2030 Fund
Investment Changes - continued

Asset Allocation

Six months ago
9.7% (IG)
8.2% (HY)
13.0% (IE)
69.1% (DE)
Current
9.8% (IG)
7.9% (HY)
13.0% (IE)
69.3% (DE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
Fixed-income
HY = High Yield funds
IG = Investment Grade funds
Expected
9.6% (IG)
7.7% (HY)
12.7% (IE)
70.0% (DE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2001. The current allocation is based on the fund's holdings as of September 30, 2001. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2002.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2001

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.3%
Fidelity Blue Chip Growth Fund	3,905,700	$ 148,143,194
Fidelity Disciplined Equity Fund	7,560,842	152,955,839
Fidelity Equity-Income Fund	3,394,042	154,836,207
Fidelity Fund	5,746,900	149,246,983
Fidelity Growth & Income Portfolio	4,535,444	159,692,989
Fidelity Growth Company Fund	1,915,391	83,108,822
Fidelity Mid-Cap Stock Fund	4,355,228	80,920,140
Fidelity OTC Portfolio	2,544,347	61,038,888
TOTAL DOMESTIC EQUITY FUNDS		989,943,062
International Equity Funds - 13.0%
Fidelity Diversified International Fund	2,797,203	48,839,169
Fidelity Europe Fund	3,135,837	64,755,037
Fidelity Japan Fund	1,836,374	16,931,372
Fidelity Overseas Fund	1,867,473	46,481,412
Fidelity Southeast Asia Fund	1,032,733	8,747,245
TOTAL INTERNATIONAL EQUITY FUNDS		185,754,235
TOTAL EQUITY FUNDS (Cost $1,577,690,517)		1,175,697,297
Fixed-Income Funds - 17.7%

High Yield Fixed-Income Funds - 7.9%
Fidelity Capital & Income Fund	17,010,737	112,951,290
Investment Grade Fixed-Income Funds - 9.8%
Fidelity Government Income Fund	5,208,180	52,967,195
Fidelity Intermediate Bond Fund	3,295,204	34,434,885
Fidelity Investment Grade Bond Fund	7,096,945	52,659,334
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		140,061,414
TOTAL FIXED-INCOME FUNDS (Cost $281,897,876)		253,012,704
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.23%, dated 9/28/01 due 10/1/01 (Cost $465,000)	$ 465,125	$ 465,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,860,053,393)		$ 1,429,175,001
Other Information
Purchases and redemptions of the underlying fund shares aggregated $316,817,843 and $85,091,516, respectively.
Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $1,874,510,179. Net unrealized depreciation aggregated $445,335,178, of which $9,359,063 related to appreciated investment securities and $454,694,241 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $465,000) (cost $1,860,053,393) - See accompanying schedule		$ 1,429,175,001
Cash		970
Receivable for Freedom Fund shares sold		4,429,008
Dividends receivable		1,350,359
Total assets		1,434,955,338
Liabilities
Payable for underlying fund shares purchased	$ 4,273,109
Payable for Freedom Fund shares redeemed	1,539,973
Accrued management fee	95,450
Total liabilities		5,908,532
Net Assets		$ 1,429,046,806
Net Assets consist of:
Paid in capital		$ 1,877,085,325
Undistributed net investment income		10,413,596
Accumulated undistributed net realized gain (loss) on investments		(27,573,723)
Net unrealized appreciation (depreciation) on investments		(430,878,392)
Net Assets, for 125,175,020 shares outstanding		$ 1,429,046,806
Net Asset Value, offering price and redemption price per share ($1,429,046,806 ÷ 125,175,020 shares)		$11.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Income distributions from underlying funds		$ 11,003,036
Interest		8,368
Total income		11,011,404
Expenses
Management fee	$ 765,175
Non-interested trustees' compensation	2,562
Total expenses before reductions	767,737
Expense reductions	(255,560)	512,177
Net investment income		10,499,227
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(17,396,612)
Capital gain distributions from underlying funds	1,662,758	(15,733,854)
Change in net unrealized appreciation (depreciation) on investment securities		(162,167,730)
Net gain (loss)		(177,901,584)
Net increase (decrease) in net assets resulting from operations		$ (167,402,357)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2001 (Unaudited)	Year ended March 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,499,227	$ 22,687,950
Net realized gain (loss)	(15,733,854)	90,078,911
Change in net unrealized appreciation (depreciation)	(162,167,730)	(426,243,114)
Net increase (decrease) in net assets resulting from operations	(167,402,357)	(313,476,253)
Distributions to shareholders From net investment income	(5,451,481)	(28,449,892)
From net realized gain	(57,788,621)	(55,650,054)
Total distributions	(63,240,102)	(84,099,946)
Share transactions Net proceeds from sales of Freedom Fund shares	388,220,476	1,229,029,574
Reinvestment of distributions	63,120,388	83,928,163
Cost of Freedom Fund shares redeemed	(168,425,945)	(754,976,011)
Net increase (decrease) in net assets resulting from share transactions	282,914,919	557,981,726
Total increase (decrease) in net assets	52,272,460	160,405,527
Net Assets
Beginning of period	1,376,774,346	1,216,368,819
End of period (including undistributed net investment income of $10,413,596 and $5,958,439, respectively)	$ 1,429,046,806	$ 1,376,774,346
Other Information Shares
Sold	29,517,424	76,979,701
Issued in reinvestment of distributions	4,600,610	5,383,097
Redeemed	(13,008,934)	(46,473,133)
Net increase (decrease)	21,109,100	35,889,665

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2001	Years ended March 31,
	(Unaudited)	2001	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 17.84	$ 14.55	$ 13.42	$ 10.21	$ 10.00
Income from Investment Operations
Net investment income D	.09	.28	.27	.25	.22	.08
Net realized and unrealized gain (loss)	(1.32)	(3.84)	3.91	1.60	3.42	.22
Total from investment operations	(1.23)	(3.56)	4.18	1.85	3.64	.30
Less Distributions
From net investment income	(.05)	(.34)	(.28)	(.24)	(.17)	(.09)
In excess of net investment income	-	-	(.13)	-	(.14)	-
From net realized gain	(.53)	(.71)	(.48)	(.48)	(.12)	-
Total distributions	(.58)	(1.05)	(.89)	(.72)	(.43)	(.09)
Net asset value, end of period	$ 11.42	$ 13.23	$ 17.84	$ 14.55	$ 13.42	$ 10.21
Total ReturnB, C	(10.03)%	(20.78)%	29.64%	14.29%	36.28%	2.99%
Ratios to Average Net Assets G
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.07% A, F	.06% F	.07% F	.07% F	.08%	.08% A
Net investment income	1.37% A	1.75%	1.71%	1.87%	1.78%	1.71% A
Supplemental Data G
Net assets, end of period (000 omitted)	$ 1,429,047	$ 1,376,774	$ 1,216,369	$ 365,657	$ 115,072	$ 5,725
Portfolio turnover rate	11% A	37%	26%	16%	34%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	11.2%	10.9%
Fidelity Disciplined Equity Fund	11.6	11.3
Fidelity Equity-Income Fund	11.7	11.9
Fidelity Fund	11.3	11.0
Fidelity Growth & Income Portfolio	12.1	11.6
Fidelity Growth Company Fund	6.3	6.5
Fidelity Mid-Cap Stock Fund	6.1	6.2
Fidelity OTC Portfolio	4.7	5.3
	75.0	74.7
International Equity Funds
Fidelity Diversified International Fund	4.0	3.8
Fidelity Europe Fund	5.2	5.2
Fidelity Japan Fund	1.4	1.5
Fidelity Overseas Fund	3.8	3.8
Fidelity Southeast Asia Fund	0.7	0.8
	15.1	15.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	9.9	10.2
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2040 Fund
Investment Changes - continued

Asset Allocation

Six months ago

10.2% (HY)
15.1% (IE)
74.7% (DE)

Current

9.9% (HY)
15.1% (IE)
75.0% (DE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

Expected

10.0% (HY)
15.0% (IE)
75.0% (DE)

The six months ago allocation is based on the fund's holdings as of March 31, 2001. The current allocation is based on the fund's holdings as of September 30, 2001. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2002.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2001

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 75.0%
Fidelity Blue Chip Growth Fund	338,424	$ 12,836,426
Fidelity Disciplined Equity Fund	654,920	13,249,036
Fidelity Equity-Income Fund	293,518	13,390,294
Fidelity Fund	498,083	12,935,218
Fidelity Growth & Income Portfolio	392,157	13,807,838
Fidelity Growth Company Fund	165,800	7,194,064
Fidelity Mid-Cap Stock Fund	373,004	6,930,407
Fidelity OTC Portfolio	225,243	5,403,590
TOTAL DOMESTIC EQUITY FUNDS		85,746,873
International Equity Funds - 15.1%
Fidelity Diversified International Fund	260,468	4,547,776
Fidelity Europe Fund	292,182	6,033,557
Fidelity Japan Fund	172,598	1,591,351
Fidelity Overseas Fund	174,299	4,338,311
Fidelity Southeast Asia Fund	96,978	821,402
TOTAL INTERNATIONAL EQUITY FUNDS		17,332,397
TOTAL EQUITY FUNDS (Cost $128,686,422)		103,079,270
Fixed-Income Funds - 9.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund (Cost $13,225,035)	1,704,344	11,316,854
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $141,911,457)		$ 114,396,124
Other Information
Purchases and redemptions of the underlying fund shares aggregated $63,841,115 and $4,796,024, respectively.
Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $142,865,273. Net unrealized depreciation aggregated $28,469,149, of which $93,849 related to appreciated investment securities and $28,562,998 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $141,911,457) - See accompanying schedule		$ 114,396,124
Cash		2,814
Receivable for Freedom Fund shares sold		697,442
Dividends receivable		71,674
Total assets		115,168,054
Liabilities
Payable for underlying fund shares purchased	$ 660,404
Payable for Freedom Fund shares redeemed	108,292
Accrued management fee	7,698
Total liabilities		776,394
Net Assets		$ 114,391,660
Net Assets consist of:
Paid in capital		$ 142,218,758
Undistributed net investment income		557,498
Accumulated undistributed net realized gain (loss) on investments		(869,263)
Net unrealized appreciation (depreciation) on investments		(27,515,333)
Net Assets, for 17,252,701 shares outstanding		$ 114,391,660
Net Asset Value, offering price and redemption price per share ($114,391,660 ÷ 17,252,701 shares)		$6.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2001 (Unaudited)
Investment Income Income distributions from underlying funds		$ 587,176
Interest		324
Total income		587,500
Expenses
Management fee	$ 52,529
Non-interested trustees' compensation	170
Total expenses before reductions	52,699
Expense reductions	(12,643)	40,056
Net investment income		547,444
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(397,051)
Capital gain distributions from underlying funds	140,026	(257,025)
Change in net unrealized appreciation (depreciation) on investment securities		(16,876,846)
Net gain (loss)		(17,133,871)
Net increase (decrease) in net assets resulting from operations		$ (16,586,427)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2001 (Unaudited)	September 6, 2000 (commencement of operations) to March 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 547,444	$ 276,990
Net realized gain (loss)	(257,025)	690,388
Change in net unrealized appreciation (depreciation)	(16,876,846)	(10,638,487)
Net increase (decrease) in net assets resulting from operations	(16,586,427)	(9,671,109)
Distributions to shareholders From net investment income	(116,177)	(174,940)
From net realized gain	(1,278,481)	-
Total distributions	(1,394,658)	(174,940)
Share transactions Net proceeds from sales of Freedom Fund shares	83,528,062	103,457,536
Reinvestment of distributions	1,375,340	165,829
Cost of Freedom Fund shares redeemed	(25,151,955)	(21,156,018)
Net increase (decrease) in net assets resulting from share transactions	59,751,447	82,467,347
Total increase (decrease) in net assets	41,770,362	72,621,298
Net Assets
Beginning of period	72,621,298	-
End of period (including undistributed net investment income of $557,498 and $126,231, respectively)	$ 114,391,660	$ 72,621,298
Other Information Shares
Sold	10,843,794	11,998,745
Issued in reinvestment of distributions	168,340	18,952
Redeemed	(3,287,080)	(2,490,050)
Net increase (decrease)	7,725,054	9,527,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2001	Period ended March 31,
	(Unaudited)	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income D	.04	.07
Net realized and unrealized gain (loss)	(.91)	(2.39)
Total from investment operations	(.87)	(2.32)
Less Distributions
From net investment income	(.01)	(.06)
From net realized gain	(.11)	-
Total distributions	(.12)	(.06)
Net asset value, end of period	$ 6.63	$ 7.62
Total Return B, C	(11.71)%	(23.28)%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income	1.04% A	1.46% A
Supplemental Data F
Net assets, end of period (000 omitted)	$ 114,392	$ 72,621
Portfolio turnover rate	9% A	38% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 6, 2000 (commencement of operations) to March 31, 2001.

F Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-divided date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

In addition, the Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, certain funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Funds' shares is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Each fund pays a management fee to Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of each fund's average net assets. The management fee paid to Strategic Advisers by each fund is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Freedom Income Fund	.08%	$ 70,326
Freedom 2000 Fund	.08%	96,195
Freedom 2010 Fund	.08%	314,245
Freedom 2020 Fund	.08%	249,820
Freedom 2030 Fund	.08%	156,667
Freedom 2040 Fund	.08%	10,693

In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period these credits reduced expenses as noted in the table below:

Expense Reductions
Freedom Income Fund	$ 45,420
Freedom 2000 Fund	60,287
Freedom 2010 Fund	153,775
Freedom 2020 Fund	127,636
Freedom 2030 Fund	98,893
Freedom 2040 Fund	1,950

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other Information.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, Fidelity Freedom 2010 Fund held approximately 20% and 13% of the outstanding shares of Fidelity Government Income Fund and Fidelity Investment Grade Bond Fund, respectively. The funds, in the aggregate, held approximately 43% and 28% of Fidelity Government Income Fund and Fidelity Investment Grade Bond Fund, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the funds' shareholders was held on June 13, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,469,429,279.53	84.503
Against	88,828,845.17	2.164
Abstain	547,421,101.84	13.333
TOTAL	4,105,679,226.54	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,410,604,399.22	83.070
Against	133,642,230.02	3.255
Abstain	561,432,597.30	13.675
TOTAL	4,105,679,226.54	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	3,729,058,594.31	90.822
Withheld	376,828,205.15	9.178
TOTAL	4,105,886,799.46	100.000
Ralph F. Cox
Affirmative	3,728,191,836.44	90.801
Withheld	377,694,963.02	9.199
TOTAL	4,105,886,799.46	100.000
Phyllis Burke Davis
Affirmative	3,727,590,559.25	90.786
Withheld	378,296,240.21	9.214
TOTAL	4,105,886,799.46	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	3,727,381,626.51	90.781
Withheld	378,505,172.95	9.219
TOTAL	4,105,886,799.46	100.000
Abigail P. Johnson
Affirmative	3,719,133,585.61	90.581
Withheld	386,753,213.85	9.419
TOTAL	4,105,886,799.46	100.000
Edward C. Johnson 3d
Affirmative	3,727,012,067.19	90.772
Withheld	378,874,732.27	9.228
TOTAL	4,105,886,799.46	100.000
Donald J. Kirk
Affirmative	3,729,546,645.08	90.834
Withheld	376,340,154.38	9.166
TOTAL	4,105,886,799.46	100.000
Marie L. Knowles
Affirmative	3,730,214,531.11	90.850
Withheld	375,672,268.35	9.150
TOTAL	4,105,886,799.46	100.000
Ned C. Lautenbach
Affirmative	3,730,223,705.23	90.851
Withheld	375,663,094.23	9.149
TOTAL	4,105,886,799.46	100.000
Peter S. Lynch
Affirmative	3,731,093,331.09	90.872
Withheld	374,793,468.37	9.128
TOTAL	4,105,886,799.46	100.000
Marvin L. Mann
Affirmative	3,728,713,571.74	90.814
Withheld	377,173,227.72	9.186
TOTAL	4,105,886,799.46	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	3,726,454,338.36	90.759
Withheld	379,432,461.10	9.241
TOTAL	4,105,886,799.46	100.000
Robert C. Pozen
Affirmative	3,730,035,583.30	90.846
Withheld	375,851,216.16	9.154
TOTAL	4,105,886,799.46	100.000
William S. Stavropoulos
Affirmative	3,725,297,622.01	90.731
Withheld	380,589,177.45	9.269
TOTAL	4,105,886,799.46	100.000
PROPOSAL 4
To amend the fundamental investment limitation concerning underwriting for each fund (except Fidelity Freedom 2040 Fund).
Fidelity Freedom Income Fund
	# of Votes Cast	% of Votes Cast
Affirmative	269,142,170.56	90.043
Against	8,102,726.31	2.711
Abstain	21,657,600.16	7.246
TOTAL	298,902,497.03	100.000
Fidelity Freedom 2000 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	465,528,371.24	86.739
Against	13,429,956.70	2.502
Abstain	57,743,443.59	10.759
TOTAL	536,701,771.53	100.000
Fidelity Freedom 2010 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	1,197,858,474.34	84.793
Against	45,246,712.13	3.203
Abstain	169,573,726.12	12.004
TOTAL	1,412,678,912.59	100.000
Fidelity Freedom 2020 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	881,820,527.10	79.457
Against	36,526,781.77	3.291
Abstain	191,460,982.47	17.252
TOTAL	1,109,808,291.34	100.000
Fidelity Freedom 2030 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	535,268,932.73	74.834
Against	27,420,974.46	3.834
Abstain	152,581,787.72	21.332
TOTAL	715,271,694.91	100.000
PROPOSAL 5
To amend the fundamental investment limitation concerning lending for each fund.
Fidelity Freedom Income Fund
	# of Votes Cast	% of Votes Cast
Affirmative	265,534,644.47	88.837
Against	11,097,597.57	3.712
Abstain	22,270,254.99	7.451
TOTAL	298,902,497.03	100.000
Fidelity Freedom 2000 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	464,357,396.41	86.521
Against	15,038,978.67	2.802
Abstain	57,305,396.45	10.677
TOTAL	536,701,771.53	100.000
Fidelity Freedom 2010 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	1,187,829,004.75	84.083
Against	53,750,034.40	3.805
Abstain	171,099,873.44	12.112
TOTAL	1,412,678,912.59	100.000
Fidelity Freedom 2020 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	875,955,999.70	78.929
Against	41,526,677.09	3.741
Abstain	192,325,614.55	17.330
TOTAL	1,109,808,291.34	100.000
Fidelity Freedom 2030 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	532,915,236.86	74.505
Against	29,526,991.98	4.128
Abstain	152,829,466.07	21.367
TOTAL	715,271,694.91	100.000
Fidelity Freedom 2040 Fund
	# of Votes Cast	% of Votes Cast
Affirmative	23,350,424.49	72.256
Against	1,011,754.96	3.131
Abstain	7,953,879.70	24.613
TOTAL	32,316,059.15	100.000

*Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President

Ren Y. Cheng, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FF-SANN-1101 148377
1.537284.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com